October 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus dated October 7, 2013 and Statement of Additional Information dated October 1, 2013, as supplemented October 7, 2013, for ProShares S&P 500 Aristocrats ETF, a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 98 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 3, 2013 (Accession No. 0001193125-13-390310).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang

Kenneth C. Fang
Vice President and Legal Counsel